Lease (Tables)	12 Months Ended
Mar. 31, 2024
Lease [Abstract]
Schedule of Components of Lease Expense	The components of lease expense were as follows:
	For the years ended March 31
	2022	2023	2024
	HKD	HKD	HKD	US$
Operating lease cost	$299,721	$304,824	$302,870	$38,701

Total lease cost	$299,721	$304,824	$302,870	$38,701

Schedule of Supplemental Balance Sheet Information Related to Leases	Supplemental balance sheet information related to leases was as follows:
	March 31,
	2023	2024
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	$272,561	$508,848	$65,021

Current operating lease obligation	272,561	271,286	34,665
Noncurrent operating lease obligation	-	237,562	30,356
Total operating lease obligation	$272,561	$508,848	$65,021

Weighted average remaining lease term (in years):
Operating lease	0.92	1.92

Weighted average discount rate:
Operating lease	5.0%	5.9%

Schedule of Supplemental Cash Flow and Other Information Related to the Leases	Supplemental cash flow and other information related to the leases was as follows:
	For the years ended March 31
	2022	2023	2024
	HKD	HKD	HKD	US$
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	$296,226	$304,824	$302,870	$38,701

Right of use assets obtained in exchange for lease obligation:
Operating lease	$579,011	$-	$529,700	$67,686

Schedule of Company’s Commitment for Minimum Lease Payment	The Company’s commitment for minimum lease payment under its operating lease for its office facility as of March 31, 2024 was as follows:
Years ending March 31,	Amount (HKD)	Amount (US$)
2025	$281,376	$35,954
2026	257,928	32,958
Total future lease payments	539,304	68,912
Amount representing interest	(30,456)	(3,891)
Present value of future payments	$508,848	$65,021